Registration No. 333-182510

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue,

18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden, Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The title of the securities being registered is the Russell U.S. Defensive Equity Fund.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This filing is being made for the purpose of adding an additional exhibit, the final tax opinion, to Part C of the Registration Statement.

No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

Part A-Information Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on August 15, 2012.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant’s Amended and Restated Master Trust Agreement, which reads as follows:

Section 6.4 Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust’s request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insurance is provided to officers and Trustees of the Registrant pursuant to Section I.A of Registrant’s Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy, which reads as follows:

Section I.A. Insurance Agreements.

The Insurer will pay on behalf of the Individual Insured(s) in accordance with the terms hereof all Loss in excess of the Deductible set forth in Item 4 of the Declarations up to the available Limit of Liability set forth in Item 3 thereof, which is incurred by the Individual Insured(s) as a result of any Claim first made against them during the Policy Period or the Extended Discovery Period, if purchased, except such Loss which the Company or Investment Fund(s) pays as indemnification.

The term “Insured(s)” shall mean any persons who were, now are, or shall be directors, officers, partners, trustees, employees, general partners, or members of the Company or an Investment Fund while acting in their capacities or within the scope of their duties as such, or any person contracted to perform duties or services on behalf of the Company or an Investment Fund while under the supervision of the Company or Investment Fund (herein after also known as “Individual Insured(s)”).

The term “Investment Fund” means an entity which is created or established by the Insured(s) consisting of a sum of money whose principal is invested, or to be invested, pursuant to the objectives set forth in such entity’s private placement memorandum, prospectus, or similar document; provided, however, that a newly created Investment Fund and its Individual Insured(s) shall be Insured(s) under this Policy, but only with respect to Wrongful Acts taking place after such creation.

The term “Loss” shall mean:

1)	compensatory damages, judgments, settlements, costs, charges and expenses or other sums the Insured(s) shall legally become obligated to pay as damages resulting from any Claim or Claim(s) and Defense Costs;

2)	costs, charges and expenses or other damages incurred in connection with any investigation by any governmental body or self regulatory organization (SRO); provided, however, Loss shall not include:

(i)	fines or penalties imposed by law; or

(ii)	taxes; or

(iii)	salaries, commissions, regular or overtime wages or fees of Individual Insured(s); or

(iv)	administration or overhead charges, or charges of any kind or character whatsoever, attributable to any in-house counsel of the Company or any Investment Fund; or

(v)	matters which are uninsurable under the law pursuant to which this Policy shall be construed; provided that punitive or exemplary damages shall be deemed insurable under this Policy if such damages are insurable under the law of the jurisdiction that is most favorable to the insurability of such damages and is where:

a)	such damages were awarded or imposed;

b)	any Wrongful Act took place for which such damages were awarded or imposed;

c)	any Company is incorporated or has its principal place of business; or

d)	the Insurer is incorporated or has its principal place of business; or

(vi)	loss of actual money, securities, property or other items of value in the custody or control of the Insured (s); or diminution in value of money, securities, property or any other item of value unless caused by a Wrongful Act of the Insured(s).

The term “Claim(s)” shall mean:

1)	a civil proceeding commenced by the service of a complaint or similar pleading, or

2)	any investigation into possible violations of law or regulation initiated by any governmental body or self regulatory organization (SRO), or any proceeding commenced by the filing of a notice of charges, or formal investigative order or similar document, or

3)	a written demand

against any Insured(s) for any Wrongful Act, including any appeal therefrom.

The term “Policy Period” means that period from the inception date set forth in Item 2 of the Declarations to the expiration date set forth therein, or to any earlier cancellation date pursuant to Section XIV hereof.

Russell Investment Management Company or its affiliates may from time to time agree to provide indemnification from their own assets to the Registrant and Trustees of the Registrant against all liabilities incurred by the Registrant or any Trustee in connection with certain specified matters.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	1.1 Second Amended and Restated Master Trust Agreement dated October 1, 2008 (incorporated by reference to
Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.2 Amendment No. 1 to Second Amended and Restated Master Trust Agreement dated October 24, 2008 (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.3 Form of Amendment No. 2 to Second Amended and Restated Master Trust Agreement dated October 12, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.4 Form of Amendment No. 3 to Second Amended and Restated Master Trust Agreement dated December 8, 2009 (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.5 Amendment No. 4 to Second Amended and Restated Master Trust Agreement dated March 2, 2010 (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.6 Amendment No. 5 to Second Amended and Restated Master Trust Agreement dated May 25, 2010 (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.7 Amendment No. 6 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.8 Amendment No. 7 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.9 Amendment No. 8 to Second Amended and Restated Master Trust Agreement dated December 7, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.10 Amendment No. 9 to Second Amended and Restated Master Trust Agreement dated December 7, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.11 Amendment No. 10 to Second Amended and Restated Master Trust Agreement dated August 31, 2010 (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.12 Amendment No. 11 to Second Amended and Restated Master Trust Agreement dated March 1, 2011 (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011 to the Registrant’s Registration Statement on
Form N-1A (SEC File Nos. 2-71299/811-3153))

1.13 Amendment No. 12 to Second Amended and Restated Master Trust Agreement dated January 1, 2012 (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.14 Form of Amendment No. 13 to Second Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.15 Amendment No. 14 to Second Amended and Restated Master Trust Agreement (incorporated by reference to
Post-Effective Amendment No. 177 dated June 12, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.16 Form of Amendment No. 15 to Second Amended and Restated Master Trust Agreement (incorporated by reference to
Post-Effective Amendment No. 184 dated August 10, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.17 Amendment No. 16 to Second Amended and Restated Master Trust Agreement (incorporated by reference to
Post-Effective Amendment No. 187 dated December 3, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(2)	2.1 By-Laws of Russell Investment Company dated February 28, 2012 (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

(3)	Not applicable.

(4)	4.1 Form of Agreement and Plan of Reorganization of the U.S. Value Fund (incorporated by reference to Exhibit A to the Information Statement/Prospectus, part of the Registrant’s Registration Statement on Form N-14 filed July 2, 2012 (SEC File No. 333-182510))

(5)	5.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

5.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

5.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

5.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on
Form N-1A (SEC File Nos. 2-71299/811-3153))

(6)	6.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.5 Form of Letter Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.6 Amendment to Advisory Agreement dated January 1, 2005 (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

6.7 Amendment to the Advisory Agreement dated May 1, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

6.8 Form of Letter Agreement to the Advisory Agreement adding the Retirement Distribution Fund I – A Shares, Accelerated Distribution Fund I – A Shares, Extended Distribution Fund I – A Shares, Retirement Distribution Fund I – S Shares, Accelerated Distribution Fund I – S Shares and Extended Distribution Fund I – S Shares (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.9 Form of Letter Agreement adding the Global Equity Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.10 Form of Letter Agreement adding the 2015 Strategy Fund, 2025 Strategy Fund, 2035 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and the In Retirement Fund to the Advisory Agreement (incorporated by reference to
Post-Effective Amendment No. 113 dated January 7, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.11 Letter Agreement amending and restating Section 6.A of the Advisory Agreement (incorporated by reference to
Post-Effective Amendment No. 123 dated April 30, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.12 Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.13 Form of Letter Agreement adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 141 dated June 29, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.14 Form of Letter Agreement adding the 2055 Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.15 Letter Agreement amending and restating Section 6.A of the Advisory Agreement (incorporated by reference to
Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.16 Form of Letter Agreement adding the 2020 Retirement Distribution Fund – A Shares and 2020 Retirement Distribution Fund – S Shares to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.17 Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.18 Form of Letter Agreement adding the Russell Multi-Strategy Alternative Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.19 Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.20 Form of Advisory Agreement with Russell Investment Management Company for Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(7)	7.1 Amended and Restated Distribution Agreement with Russell Financial Services, Inc. dated April 21, 2009 (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.2 Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.3 Letter Agreement adding Class A Shares to the Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Investment Grade Bond Fund, Russell Tax Exempt Bond Fund and In Retirement Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 133 dated March 24, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

7.4 Letter Agreement adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.5 Form of Letter Agreement adding the 2055 Strategy Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.6 Form of Letter Agreement adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares to the Amended and Restated Distribution Agreement (incorporated by reference to
Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.7 Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.8 Form of Letter Agreement adding the Russell Multi-Strategy Alternative Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.9 Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.10 Form of Letter Agreement adding the Russell Strategic Call Overwriting Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.11 Form of Letter Agreement adding Class A and Class Y Shares of the Russell U.S. Growth Fund to the Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 177 dated June 12, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(8)	8.1. Bonus or Profit Sharing Plans (none)

(9)	9.1 Master Custodian Contract with State Street Bank and Trust Company dated August 25, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.2 Form of Custodian Contract Fee Schedule dated as of January 1, 2009 (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

9.3 Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.4 Form of Letter Agreement adding the Russell Global Credit Strategies Fund and Russell Global Infrastructure Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.5 Form of Letter Agreement adding the 2055 Strategy Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.6 Form of Letter Agreement adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

9.7 Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.8 Form of Letter Agreement adding the Russell Multi-Strategy Alternative Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.9 Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.10 Form of Letter Agreement adding the Russell Strategic Call Overwriting Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10)	10.1 Form of Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment No. 173 dated
May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.2 Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.3 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11)	11.1 Opinion and Consent of Counsel (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2012 (SEC File No. 333-182510))

(12)	12.1 Opinion and Consent of Dechert LLP regarding tax matters (filed herewith)

(13)	13.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated
May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to
Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on
Form N-1A (SEC File Nos. 2-71299/811-3153))

13.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.7 Form of Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.8 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Retirement Distribution Fund I – A Shares, Accelerated Distribution Fund I – A Shares, Extended Distribution Fund I – A Shares, Retirement Distribution Fund I – S Shares, Accelerated Distribution Fund I – S Shares and Extended Distribution Fund I – S Shares (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.9 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Real Estate Securities Fund, Short Duration Bond Fund and Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 96 dated February 28, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.10 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class C and S Shares to the Fixed Income I Fund (incorporated by reference to
Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.11 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding 2015 Strategy Fund, 2025 Strategy Fund, 2035 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 113 dated January 7, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.12 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class Y Shares to the Real Estate Securities Fund, Emerging Markets Fund, Short Duration Bond Fund, Global Equity Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.13 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.14 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Russell Investment Grade Bond Fund, Russell Tax Exempt Bond Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 133 dated March 24, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.15 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.16 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the 2055 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.17 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.18 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.19 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.20 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Strategic Equity Fund (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.21 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.22 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A and Class Y Shares to the Russell U.S. Growth Fund (incorporated by reference to Post-Effective Amendment No. 177 dated June 12, 2012 to the Registrant’s Registration Statement on Form N-1A
(SEC File Nos. 2-71299/811-3153))

13.23 Form of Portfolio Management Contract with Money Managers and Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.24 Amended and Restated Administrative Agreement with Russell Fund Services Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.25 Letter Agreement amending and restating Section 6.A of the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.26 Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.27 Letter Agreement adding the Russell Global Credit Strategies Fund and Russell Global Infrastructure Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.28 Form of Letter Agreement adding the 2055 Strategy Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.29 Letter Agreement amending and restating Section 6.A of the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.30 Form of Letter Agreement adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – Shares to the Amended and Restated Administrative Agreement (incorporated by reference to
Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A
(SEC File Nos. 2-71299/811-3153))

13.31 Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.32 Letter Agreement amending and restating Section 6.A of the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 166 dated February 10, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.33 Form of Letter Agreement adding the Russell Multi-Strategy Alternative Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.34 Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.35 Form of Letter Agreement amending and restating Section 6.A of the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.36 Form of Letter Agreement adding the Russell Strategic Call Overwriting Fund to the Amended and Restated Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.37 Transfer Agency and Service Agreement dated January 1, 2008 with Russell Investment Company and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 115 dated February 29, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.38 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.39 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding Class Y Shares to the Real Estate Securities Fund, Global Equity Fund, Emerging Markets Fund, Short Duration Bond Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.40 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell Commodity Strategies Fund (incorporated by reference to
Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.41 Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding Class A Shares to the Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Investment Grade Bond Fund, Russell Tax Exempt Bond Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 133 dated March 24, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.42 Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.43 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the 2055 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 142 dated September 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.44 Amendment No. 1 to Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.45 Amendment No. 2 to Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.46 Amendment No. 3 to the Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.47 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the 2020 Retirement Distribution Fund – A Shares and the 2020 Retirement Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 150 dated March 18, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.48 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell U.S Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.49 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.50 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell U.S. Strategic Equity Fund (incorporated by reference to
Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.51 Form of Amendment No. 4 to the Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on
Form N-1A (SEC File Nos. 2-71299/811-3153))

13.52 Form of Letter Agreement to the Transfer Agency and Service Agreement between Russell Investment Company and Russell Fund Services Company adding the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.53 Form of Letter Agreement to the Transfer Agency and Service agreement between Russell Investment Company and Russell Fund Services Company adding Class A and Class Y Shares to the Russell U.S. Growth Fund (incorporated by reference to Post-Effective Amendment No. 177 dated June 12, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.54 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.55 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.56 General form of Frank Russell Investment Management Company’s Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.57 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.58 Form of Letter Agreements regarding fee waivers and waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 171 dated April 27, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.59 Form of Letter Agreements regarding fee waivers and waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 167 dated February 28, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.60 Form of Letter Agreements regarding fee waivers and waivers and reimbursements for the Target Distribution Strategies Funds (incorporated by reference to Post-Effective Amendment No. 153 dated April 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.61 Letter Agreement regarding expense assumption for the Target Date Series Funds (incorporated by reference to
Post-Effective Amendment No. 144 dated December 3, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.62 Letter Agreement regarding fee waivers and reimbursement for the 2021 Retirement Distribution Fund – A Shares and the 2021 Retirement Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.63 Letter Agreement regarding fee waivers and reimbursement for the 2017 Accelerated Distribution Fund – A Shares and the 2027 Extended Distribution Fund – A Shares (incorporated by reference to Post-Effective Amendment No. 162 dated December 7, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.64 Form of Letter Agreement regarding fee waivers and reimbursement for the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund (incorporated by reference to Post-Effective Amendment No. 163 dated
January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.65 Form of Letter Agreement regarding fee waivers and reimbursement for the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.66 Form of Letter Agreement regarding fee waivers and reimbursement for the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 176 dated June 7, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.67 Form of Letter Agreements regarding fee waivers and reimbursement for the Russell U.S. Strategic Equity Fund (incorporated by reference to Post-Effective Amendment No. 180 dated June 29, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.68 Form of Letter Agreement regarding fee waivers and reimbursement for the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 183 dated July 27, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.69 Form of Letter Agreement regarding fee waivers and reimbursement for the Russell U.S. Growth Fund (incorporated by reference to Post-Effective Amendment No. 184 dated August 10, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.70 Form of Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 173 dated
May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.71 Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.72 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.73 Second Amended and Restated Joint Insurance Agreement dated November 29, 2006 (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.74 Amended and Restated Securities Lending Authorization Agreement (incorporated by reference to Post-Effective Amendment No. 131 dated February 5, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.75 Amended Schedule B to the Amended and Restated Securities Lending Authorization Agreement (incorporated by reference to Post-Effective Amendment No. 148 dated February 10, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.76 Amendment to Amended and Restated Securities Lending Authorization Agreement (incorporated by reference to Post-Effective Amendment No. 159 dated July 29, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.77 Form of Second Amendment to the Amended and Restated Securities Lending Authorization Agreement (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.78 Form of Third Amendment to the Amended and Restated Securities Lending Authorization Agreement (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.79 Form of Russell Cayman Commodity Strategies Fund Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post Effective Amendment No. 134 dated March 31, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.80 Form of Russell Cayman Multi-Strategy Alternative Fund Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.81 Agreement and Plan of Reorganization of the Diversified Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.82 Agreement and Plan of Reorganization of the Special Growth Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.83 Agreement and Plan of Reorganization of the Quantitative Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.84 Agreement and Plan of Reorganization of the International Securities Fund (incorporated by reference to
Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.85 Agreement and Plan of Reorganization of the Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.86 Agreement and Plan of Reorganization of the 2010 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File
Nos. 2-71299/811-3153))

13.87 Guarantee Agreement (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.88 Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.89 Form of Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.90 Plan of Liquidation and Dissolution of Sub-Trust of the Russell Flex Equity Fund (Incorporated by reference to
Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.91 Plan of Liquidation and Dissolution of Sub-Trust of the Russell Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.92 Plan of Liquidation and Dissolution of Sub Trust of the 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(14)	14.1 Other Consents—Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of the registrant (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2012 (SEC File No. 333-182510))

(15)	15.1 Omitted Financial Statements – None

(16)	16.1 Powers of Attorney – None

(17)	17.1 Statement of Additional Information dated February 29, 2012, as supplemented through August 15, 2012 (incorporated by reference to Registrant’s Supplement Filing filed August 15, 2012 (SEC File Nos. 2-71299/811-3153))

17.2 Registrant’s Annual Report for the fiscal year ended October 31, 2011 (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2012 (SEC File No. 333-182510))

17.3 Registrant’s Semi-Annual Report for the period ended April 30, 2012 (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2012 (SEC File No. 333-182510))

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 4th day of December, 2012.

RUSSELL INVESTMENT COMPANY Registrant

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 4th, 2012.

Signatures	Signatures

/s/ Sandra Cavanaugh	/s/ Mark E. Swanson
Sandra Cavanaugh, Trustee, President and	Mark E. Swanson, Treasurer and
Chief Executive Officer	Chief Accounting Officer

/s/ Thaddas L. Alston	/s/ Kristianne Blake
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

/s/ Cheryl Burgermeister	/s/ Daniel P. Connealy
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

/s/ Jonathan Fine	/s/ Raymond P. Tennison, Jr.
Jonathan Fine, Trustee	Raymond P. Tennison, Jr., Trustee

/s/ Jack R. Thompson	/s/ Julie W. Weston
Jack R. Thompson, Trustee	Julie W. Weston, Trustee

Exhibit Index

Exhibit Number	Exhibit Title
12.1	Opinion of Dechert LLP with respect to tax matters